Expenses by Nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature [Line Items]
Incurred expenses		$ 7,291	$ 8,311	$ 21,023
Sale of asset		19,617	40,554	18,071
Insurance recovery		21,305	16,182
Tax refund and extemporaneous tax credit		48,825	51,532	18,032
Leniency expenses	[1]		(93,786)
Restructuring expenses		44,338	30,466
Loss on asset sale		37,652	27,396	$ 18,042
Pre-tax charges		$ 3,100	75,100
Cash outlays			$ 49,600

[1]	Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.